Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Assets fair value	$ 40	$ 161
Impairment of assets	1,285
Fair value of investment	9,750
Fair value of long term debt	100,611
Carrying value of long term debt	97,231	225,440
Subsidiaries located in Germany, Hong Kong and China
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Assets fair value
Impairment of assets	$ 1,286